UNITED STATES
	                  SECURITIES AND EXCHANGE COMMISSION
        	              Washington, D.C.  20549


	                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2011
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   May 9, 2011


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   69

Form 13F Information Table Value Total:   $26420
List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      595     6361 SH       SOLE                     6361
A.J. Gallagher                 COM              363576109      279     9165 SH       SOLE                     9165
AT&T                           COM              00206R102      346    11295 SH       SOLE                    11295
Abbott Laboratories            COM              002824100      362     7375 SH       SOLE                     7375
Altria Group                   COM              02209S103      230     8820 SH       SOLE                     8820
Amgen Inc.                     COM              031162100      249     4655 SH       SOLE                     4655
Auto. Data Processing          COM              053015103      245     4775 SH       SOLE                     4775
BHP Billiton Ltd.              COM              088606108      434     4525 SH       SOLE                     4525
Baxter International           COM              071813109      238     4428 SH       SOLE                     4428
Bristol-Myers-Squibb           COM              110122108      231     8750 SH       SOLE                     8750
Brown-Forman Cl. B             COM              115637209      257     3768 SH       SOLE                     3768
CB Richard Ellis Group         COM              12497T101      579    21680 SH       SOLE                    21680
CSX Corp.                      COM              126408103      535     6805 SH       SOLE                     6805
CVS Caremark Corp.             COM              126650100      419    12212 SH       SOLE                    12212
Caterpillar                    COM              149123101      462     4147 SH       SOLE                     4147
Chevron Corp.                  COM              166764100      303     2820 SH       SOLE                     2820
Cisco Systems Inc.             COM              17275R102      251    14625 SH       SOLE                    14625
Citigroup, Inc.                COM              172967101      264    59687 SH       SOLE                    59687
Clorox Co.                     COM              189054109      322     4600 SH       SOLE                     4600
ConocoPhillips                 COM              20825C104      581     7269 SH       SOLE                     7269
Deer Consumer Products         COM              24379J200       79    10900 SH       SOLE                    10900
Diageo PLC                     COM              25243Q205      205     2690 SH       SOLE                     2690
Disney Walt Co.                COM              254687106      421     9770 SH       SOLE                     9770
DuPont (E.I.)                  COM              263534109      808    14692 SH       SOLE                    14692
Exxon Mobil Corp.              COM              30231G102     1470    17478 SH       SOLE                    17478
Frontier Commun.               COM              35906A108      266    32400 SH       SOLE                    32400
General Electric               COM              369604103      539    26873 SH       SOLE                    26873
Genuine Parts Co.              COM              372460105      289     5390 SH       SOLE                     5390
Graco Inc.                     COM              384109104      235     5160 SH       SOLE                     5160
Gruma S.A.B. de C.V.           COM              400131306      167    19980 SH       SOLE                    19980
Heinz (H.J.)                   COM              423074103      445     9105 SH       SOLE                     9105
Hewlett-Packard Co.            COM              428236103      338     8243 SH       SOLE                     8243
Home Depot Inc.                COM              437076102      412    11113 SH       SOLE                    11113
Int'l Business Machines        COM              459200101      342     2100 SH       SOLE                     2100
Intel Corp.                    COM              458140100      330    16334 SH       SOLE                    16334
Johnson & Johnson              COM              478160104      718    12115 SH       SOLE                    12115
Manitowoc Co.                  COM              563571108      510    23320 SH       SOLE                    23320
Marsh & McLennan               COM              571748102      344    11545 SH       SOLE                    11545
Mattel Inc.                    COM              577081102      205     8230 SH       SOLE                     8230
McDonalds Corp                 COM              580135101      371     4876 SH       SOLE                     4876
Merck & Co. Inc.               COM              58933Y105      255     7723 SH       SOLE                     7723
Microsoft Corp.                COM              594918104      276    10890 SH       SOLE                    10890
NY Cmnty Bancorp               COM              649445103      300    17355 SH       SOLE                    17355
NYSE Euronext                  COM                             273     7750 SH       SOLE                     7750
Nabors Industries              COM              G6359F103      413    13583 SH       SOLE                    13583
Oracle Corp.                   COM              68389X105      368    11020 SH       SOLE                    11020
Paychex Inc                    COM              704326107      267     8520 SH       SOLE                     8520
PepsiCo Inc.                   COM              713448108      727    11289 SH       SOLE                    11289
Pfizer Inc.                    COM              717081103      764    37612 SH       SOLE                    37612
Philip Morris Intl.            COM              718172109      548     8350 SH       SOLE                     8350
Procter & Gamble               COM              742718109      800    12986 SH       SOLE                    12986
QUALCOMM Inc.                  COM              747525103      505     9202 SH       SOLE                     9202
Raven Industries               COM              754212108      250     4070 SH       SOLE                     4070
Royal Dutch Shell 'A'          COM              780259206      246     3375 SH       SOLE                     3375
Schlumberger Ltd.              COM              806857108      486     5206 SH       SOLE                     5206
Spectra Energy                 COM              847560109      354    13042 SH       SOLE                    13042
Target Corp.                   COM              87612E106      292     5830 SH       SOLE                     5830
Teva Pharmaceutical            COM              881624209      259     5160 SH       SOLE                     5160
Union Pacific Corp.            COM              907818108      211     2149 SH       SOLE                     2149
United Technologies            COM              913017109      697     8230 SH       SOLE                     8230
Wal-Mart Stores                COM              931142103      337     6470 SH       SOLE                     6470
Wells Fargo & Co.              COM              949746101      455    14340 SH       SOLE                    14340
Wilmington Trust               COM              971807102       47    10430 SH       SOLE                    10430
Xstrata plc                    COM              98418K105      115    24720 SH       SOLE                    24720
iShr MSCI EAFE                 COM              464287465      284     4735 SH       SOLE                     4735
iShr MSCI Emerging Mkts        COM              464287234      381     7825 SH       SOLE                     7825
iShr MSCI Pacific Ex Japan     COM              464286665      313     6485 SH       SOLE                     6485
AngloGold Ashanti 6.0%                          03512Q206      273     5070 SH       SOLE                     5070
Archer-Daniels-Midland 6.25% E                  039483201      251     5555 SH       SOLE                     5555